Pensions and Other Benefit Plans - Amounts Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 5	$ 4	$ 10	$ 8	$ 15	$ 15	$ 15
Net actuarial (gain) loss					(82)	(21)
Amortization of net actuarial loss					(4)	(6)
Effect of exchange rates					(6)	(7)
Total before tax effects					(92)	(34)
Total recognized in net periodic benefit cost and other comprehensive income					(77)	(19)
Other Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost					0	0	$ 0
Net actuarial (gain) loss					0	0
Amortization of net actuarial loss					0	0
Effect of exchange rates					0	1
Total before tax effects					0	1
Total recognized in net periodic benefit cost and other comprehensive income					$ 0	$ 1